World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2016

Dates Covered
Collections Period	01/01/16 - 01/31/16
Interest Accrual Period	01/15/16 - 02/15/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/15	485,416,110.35	27,158
Yield Supplement Overcollateralization Amount 12/31/15	18,581,912.29	0
Receivables Balance 12/31/15	503,998,022.64	27,158
Principal Payments	18,351,697.45	1,243
Defaulted Receivables	1,321,845.66	63
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/16	17,721,211.03	0
Pool Balance at 01/31/16	466,603,268.50	25,852

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	64.31%

Prepayment ABS Speed	1.67%

Overcollateralization Target Amount	20,997,147.08
Actual Overcollateralization	20,997,147.08

Weighted Average APR	4.25%
Weighted Average APR, Yield Adjusted	6.04%
Weighted Average Remaining Term	54.45

Delinquent Receivables:
Past Due 31-60 days	6,380,494.19	389
Past Due 61-90 days	2,233,505.04	127
Past Due 91-120 days	685,274.18	37
Past Due 121 + days	0.00	0
Total	9,299,273.41	553

Total 31+ Delinquent as % Ending Pool Balance	1.99%

Recoveries	625,843.33

Aggregate Net Losses/(Gains) - January 2016	696,002.33

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.66%
Prior Period Net Loss Ratio	0.92%
Second Prior Period Net Loss Ratio	0.71%
Third Prior Period Net Loss Ratio	0.76%
Four Month Average	1.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Flow of Funds	$ Amount

Collections	20,710,167.91
Advances	1,017.02
Investment Earnings on Cash Accounts	3,576.55
Servicing Fee	(419,998.35)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	20,294,763.13

Distributions of Available Funds
(1) Class A Interest	453,959.96
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,966,263.96
(7) Distribution to Certificateholders	1,849,362.21
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,294,763.13

Servicing Fee	419,998.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 01/15/16	463,572,385.38
Principal Paid	17,966,263.96
Note Balance @ 02/16/16	445,606,121.42

Class A-1
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-2a
Note Balance @ 01/15/16	80,176,192.69
Principal Paid	8,983,131.98
Note Balance @ 02/16/16	71,193,060.71
Note Factor @ 02/16/16	54.3458479%

Class A-2b
Note Balance @ 01/15/16	80,176,192.69
Principal Paid	8,983,131.98
Note Balance @ 02/16/16	71,193,060.71
Note Factor @ 02/16/16	54.3458479%

Class A-3
Note Balance @ 01/15/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	204,000,000.00
Note Factor @ 02/16/16	100.0000000%

Class A-4
Note Balance @ 01/15/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	84,410,000.00
Note Factor @ 02/16/16	100.0000000%

Class B
Note Balance @ 01/15/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	14,810,000.00
Note Factor @ 02/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	479,136.96
Total Principal Paid	17,966,263.96
Total Paid	18,445,400.92

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	52,782.66
Principal Paid	8,983,131.98
Total Paid to A-2a Holders	9,035,914.64

Class A-2b
One-Month Libor	0.42550%
Coupon	0.70550%
Interest Paid	50,279.38
Principal Paid	8,983,131.98
Total Paid to A-2b Holders	9,033,411.36

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6784528
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.4400385
Total Distribution Amount	26.1184913

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4029211
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.5735266
Total A-2a Distribution Amount	68.9764477

A-2b Interest Distribution Amount	0.3838121
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.5735266
Total A-2b Distribution Amount	68.9573387

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/15	99,043.02
Balance as of 01/31/16	100,060.04
Change	1,017.02

Reserve Account
Balance as of 01/15/16	1,806,189.65
Investment Earnings	298.58
Investment Earnings Paid	(298.58)
Deposit/(Withdrawal)	-
Balance as of 02/16/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65